Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 4.7%
Entertainment — 1.9%
Live Nation Entertainment Inc.	36,746	$5,427,384 *
Interactive Media & Services — 1.5%
Pinterest Inc., Class A Shares	70,600	2,725,160 *
Reddit Inc., Class A Shares	9,600	1,541,664 *
Total Interactive Media & Services		4,266,824
Media — 1.3%
Trade Desk Inc., Class A Shares	44,800	3,895,808 *

Total Communication Services		13,590,016
Consumer Discretionary — 15.7%
Broadline Retail — 1.9%
MercadoLibre Inc.	2,280	5,412,469 *
Hotels, Restaurants & Leisure — 8.5%
Cava Group Inc.	15,600	1,372,956 *
Chipotle Mexican Grill Inc.	113,150	4,851,872 *
DraftKings Inc., Class A Shares	59,300	2,670,872 *
Expedia Group Inc.	30,896	5,568,077
Hilton Worldwide Holdings Inc.	13,900	3,726,312
Light & Wonder Inc.	12,000	1,155,840 *
Royal Caribbean Cruises Ltd.	12,800	4,068,736
Wingstop Inc.	3,300	1,245,222
Total Hotels, Restaurants & Leisure		24,659,887
Specialty Retail — 5.3%
Burlington Stores Inc.	21,302	5,814,594 *
Carvana Co.	13,400	5,228,278 *
Chewy Inc., Class A Shares	115,000	4,220,500 *
Total Specialty Retail		15,263,372

Total Consumer Discretionary		45,335,728
Consumer Staples — 4.5%
Consumer Staples Distribution & Retail — 4.5%
Casey’s General Stores Inc.	13,114	6,820,985
Performance Food Group Co.	60,400	6,064,160 *

Total Consumer Staples		12,885,145
Energy — 3.9%
Energy Equipment & Services — 1.4%
Baker Hughes Co.	88,300	3,977,915
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy Inc.	19,400	2,884,004
EQT Corp.	78,800	4,235,500
Total Oil, Gas & Consumable Fuels		7,119,504

Total Energy		11,097,419
Financials — 8.4%
Capital Markets — 6.4%
Ares Management Corp., Class A Shares	17,300	3,209,669
Coinbase Global Inc., Class A Shares	7,500	2,833,200 *
MSCI Inc.	6,800	3,817,248
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Raymond James Financial Inc.	20,100	$3,359,313
Tradeweb Markets Inc., Class A Shares	37,811	5,238,714
Total Capital Markets		18,458,144
Financial Services — 1.4%
Corpay Inc.	6,200	2,002,910 *
Shift4 Payments Inc., Class A Shares	21,500	2,214,500 *
Total Financial Services		4,217,410
Insurance — 0.6%
Ryan Specialty Holdings Inc.	26,700	1,633,773

Total Financials		24,309,327
Health Care — 13.0%
Biotechnology — 3.0%
Alnylam Pharmaceuticals Inc.	8,700	3,412,488 *
Argenx SE, ADR	4,776	3,201,496 *
Natera Inc.	14,700	1,964,802 *
Total Biotechnology		8,578,786
Health Care Equipment & Supplies — 4.4%
IDEXX Laboratories Inc.	8,406	4,491,410 *
Insulet Corp.	13,282	3,830,529 *
STERIS PLC	19,064	4,317,805
Total Health Care Equipment & Supplies		12,639,744
Health Care Providers & Services — 1.3%
Cencora Inc.	13,200	3,776,256
Health Care Technology — 1.7%
Doximity Inc., Class A Shares	82,340	4,837,475 *
Life Sciences Tools & Services — 2.6%
Bio-Techne Corp.	26,936	1,474,207
ICON PLC	15,200	2,571,688 *
Mettler-Toledo International Inc.	2,811	3,467,875 *
Total Life Sciences Tools & Services		7,513,770

Total Health Care		37,346,031
Industrials — 22.7%
Aerospace & Defense — 3.3%
Axon Enterprise Inc.	7,700	5,817,273 *
Howmet Aerospace Inc.	20,000	3,595,400
Total Aerospace & Defense		9,412,673
Air Freight & Logistics — 0.7%
GXO Logistics Inc.	40,989	2,037,563 *
Building Products — 1.1%
Advanced Drainage Systems Inc.	11,300	1,296,675
Trex Co. Inc.	28,700	1,843,688 *
Total Building Products		3,140,363
Commercial Services & Supplies — 2.8%
Clean Harbors Inc.	13,500	3,183,435 *
Copart Inc.	107,828	4,887,843 *
Total Commercial Services & Supplies		8,071,278
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 2.3%
Comfort Systems USA Inc.	3,500	$2,461,550
WillScot Holdings Corp.	137,244	4,028,112
Total Construction & Engineering		6,489,662
Electrical Equipment — 3.2%
AMETEK Inc.	11,400	2,107,290
Vertiv Holdings Co., Class A Shares	48,900	7,119,840
Total Electrical Equipment		9,227,130
Ground Transportation — 1.0%
XPO Inc.	24,994	3,006,528 *
Machinery — 2.7%
IDEX Corp.	14,388	2,352,582
RBC Bearings Inc.	14,351	5,558,716 *
Total Machinery		7,911,298
Professional Services — 2.2%
Paylocity Holding Corp.	18,680	3,453,559 *
Verisk Analytics Inc.	10,600	2,954,326
Total Professional Services		6,407,885
Trading Companies & Distributors — 3.4%
Ferguson Enterprises Inc.	12,600	2,813,958
United Rentals Inc.	7,946	7,015,841
Total Trading Companies & Distributors		9,829,799

Total Industrials		65,534,179
Information Technology — 18.8%
Electronic Equipment, Instruments & Components — 1.8%
Keysight Technologies Inc.	10,478	1,717,449 *
Teledyne Technologies Inc.	6,300	3,471,426 *
Total Electronic Equipment, Instruments & Components		5,188,875
IT Services — 1.0%
Cloudflare Inc., Class A Shares	7,400	1,536,832 *
MongoDB Inc.	5,400	1,284,606 *
Total IT Services		2,821,438
Semiconductors & Semiconductor Equipment — 2.8%
Entegris Inc.	24,496	1,921,956
Monolithic Power Systems Inc.	8,773	6,239,709
Total Semiconductors & Semiconductor Equipment		8,161,665
Software — 12.8%
AppLovin Corp., Class A Shares	16,200	6,329,340 *
Datadog Inc., Class A Shares	40,437	5,660,371 *
DocuSign Inc.	23,804	1,800,535 *
Fortinet Inc.	42,500	4,245,750 *
Guidewire Software Inc.	11,200	2,533,664 *
HubSpot Inc.	11,102	5,769,154 *
Monday.com Ltd.	13,200	3,462,228 *
Rubrik Inc., Class A Shares	57,885	5,496,181 *
SailPoint Inc.	69,689	1,556,852 *
Total Software		36,854,075
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Mid Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage Inc., Class A Shares		22,100	$1,315,392 *

Total Information Technology			54,341,445
Materials — 2.1%
Construction Materials — 2.1%
Martin Marietta Materials Inc.		10,658	6,127,071

Real Estate — 2.6%
Real Estate Management & Development — 1.7%
CoStar Group Inc.		37,745	3,592,947 *
Jones Lang LaSalle Inc.		5,200	1,405,872 *
Total Real Estate Management & Development			4,998,819
Specialized REITs — 0.9%
SBA Communications Corp.		10,849	2,437,987

Total Real Estate			7,436,806
Utilities — 2.9%
Independent Power and Renewable Electricity Producers — 2.9%
Vistra Corp.		39,800	8,299,892
Total Investments before Short-Term Investments (Cost — $186,445,135)			286,303,059
	Rate
Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	1,818,543	1,818,543 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	1,818,543	1,818,543 (a)(b)

Total Short-Term Investments (Cost — $3,637,086)			3,637,086
Total Investments — 100.6% (Cost — $190,082,221)			289,940,145
Liabilities in Excess of Other Assets — (0.6)%			(1,587,339)
Total Net Assets — 100.0%			$288,352,806

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $1,818,543 and the cost was $1,818,543 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$286,303,059	—	—	$286,303,059
Short-Term Investments†	3,637,086	—	—	3,637,086
Total Investments	$289,940,145	—	—	$289,940,145

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,041,991	$13,292,151	13,292,151	$12,515,599	12,515,599

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$48,504	—	$1,818,543

ClearBridge Mid Cap Growth Fund 2025 Quarterly Report